PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment and its related accumulated depreciation

	December 31,
	2011	2012
	US$	US$
Dams and reservoirs	343,851	339,123
Buildings	128,448	124,154
Machinery	156,685	153,837
Transportation equipment	1,840	1,865
Electronic equipment and others	4,187	4,244
Less: Accumulated depreciation	(55,237)	(74,852)
	579,774	548,371
Construction in progress, net	1,190	140
Total	580,964	548,511

Schedule of construction in progress, net of impairment charge

	Jiulongshan	Liyuan	Binglangjiang	Wuyue	Wuliting	Yingchuan	Xineng	Hengda	Ruiyang	Zhougongyuan	Jinling	Dazhaihe	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Balance as of December 31, 2010	33	—	268	10,520	—	9	—	—	9	19	8	—	10,866
Addition to construction in progress	34	1,129	1,384	808	—	—	—	—	—	2,922	—	—	6,277
Transfer to property, plant and equipment	(55)	—	(1,658)	—	—	—	—	—	—	(2,942)	(8)	—	(4,663)
Impairment of construction in progress	—	—	—	(11,590)	—	—	—	—	—	—	—	—	(11,590)
Foreign currency translation adjustment	1	29	7	262	—	—	—	—	—	1	—	—	300
Balance as of December 31, 2011	13	1,158	1	—	—	9	—	—	9	—	—	—	1,190
Addition to construction in progress	—	1,350	—	—	1,316	—	278	11	1,091	1,429	—	48	5,523
Transfer from property, plant and equipment	—	—	—	—	—	—	610	—	—	—	—	13	623
Transfer to property, plant and equipment	—	(2,416)	(1)	—	(1,316)	—	(888)	(11)	(1,076)	(1,429)	—	(61)	(7,198)
Foreign currency translation adjustment	—	2	—	—	—	—	—	—	—	—	—	—	2
Balance as of December 31, 2012	13	94	—	—	—	9	—	—	24	—	—	—	140

Schedule of depreciation expenses
	For the Years ended December 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	(14,419)	(20,466)	(21,402)
General and administrative expenses	(226)	(297)	(345)
Total	(14,645)	(20,763)	(21,747)